Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income and expenses by function
Other operating income and expenses, cost of sales	€ 416,020	€ 454,097	€ 426,531
Other operating income and expenses, research and development	129,579	113,078	118,667
Other operating income and expenses, selling, general & administration expenses	460,959	393,523	403,944
Total other operating income and expenses	€ 1,006,558	€ 960,698	€ 949,142